5. Mineral property interests (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Capitalized mineral property acquisition Cost	$ 40,241	$ 37,714
Ann Mason [Member]
Capitalized mineral property acquisition Cost	39,323	36,853
Other [Member]
Capitalized mineral property acquisition Cost	$ 918	$ 861